UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07749

T. Rowe Price Financial Services Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Financial Services Fund	September 30, 2015

T. Rowe Price Financial Services Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 96.9%		
BANKS 35.8%		
Money Center Banks 11.9%		
Bank of America	1,179,664	18,379
Citigroup	548,500	27,211
JPMorgan Chase	424,900	25,906
Wells Fargo	5,000	257
		71,753
Non-U.S. Banks 4.5%		
Barclays (GBP)	1,421,178	5,254
National Bank of Canada (CAD)	322,200	10,286
Royal Bank of Scotland (GBP) (1)	2,436,908	11,645
		27,185
Regional Banks 19.4%		
Bancorp South	201,100	4,780
BankUnited	377,200	13,485
Capital Bank Financial, Class A (1)	190,700	5,765
Comerica	36,500	1,500
Fifth Third Bancorp	31,700	600
First Horizon National	475,882	6,748
First Niagara Financial	1,353,000	13,814
Green Bancorp (1)	124,900	1,431
Live Oak Bancshares (2)	56,900	1,118
M&T Bank (2)	79,700	9,719
National Bank Holdings, Class A	525,000	10,778
PacWest Bancorp	124,000	5,308
Park Sterling	284,500	1,935
Popular	171,500	5,185
Preferred Bank	230,507	7,284
Prosperity Bancshares	236,600	11,619
Talmer Bancorp, Class A	314,000	5,228
Texas Capital Bancshares (1)	123,888	6,494

Western Alliance Bancorp (1)	154,700	4,751
		117,542
Total Banks		216,480
CAPITAL MARKETS 28.3%		
Asset Managers 10.7%		
Artisan Partners Asset Management (2)	172,300	6,070
BlackRock	6,700	1,993
Carlyle, Partnership	481,700	8,093
Franklin Resources	173,700	6,472
Invesco	177,050	5,529
Janus Capital Group (2)	250,185	3,403
Och-Ziff Capital Management, Partnership	1,579,400	13,788
TriplePoint Venture Growth BDC (2)	498,207	5,052
Waddell & Reed Financial, Class A	419,600	14,589
		64,989
Exchanges 4.5%		
CBOE Holdings	113,300	7,600
CME Group	49,300	4,572
Intercontinental Exchange	64,200	15,087
		27,259
Security Brokers & Dealers 8.3%		
Credit Suisse (CHF)	165,882	3,991
E*TRADE Financial (1)	272,500	7,175
Houlihan Lokey (1)	61,900	1,349
Lazard, Class A, Partnership	111,700	4,837
LPL Financial Holdings (2)	258,800	10,292
Morgan Stanley	446,300	14,058
TD Ameritrade Holding	257,500	8,199
		49,901
Trust Banks 4.8%		
Bank of New York Mellon	140,200	5,489

Northern Trust	49,300	3,360
State Street	296,700	19,941
		28,790
Total Capital Markets		170,939
FINANCE 8.2%		
Consumer Finance 4.6%		
Ally Financial (1)	427,780	8,718
American Express	160,200	11,876
Discover Financial	132,300	6,878
		27,472
Diversified Financials 2.1%		
CIT Group	15,500	620
MasterCard, Class A	74,700	6,732
Visa, Class A	79,400	5,531
		12,883
Thrift & Mortgage Finance 1.5%		
Clifton Bancorp	38,400	533
PennyMac Financial Services (1)	154,262	2,468
United Financial Bancorp	458,300	5,981
		8,982
Total Finance		49,337
INSURANCE 20.1%		
Insurance Agents - Brokers & Services 1.6%		
Crawford, Class A	442,700	2,475
Marsh & McLennan	132,600	6,924
		9,399
Life Insurance 3.2%		
AIA Group (HKD)	319,800	1,665
Aviva (GBP)	408,802	2,803

MetLife	321,256	15,147
		19,615
Property & Casualty Insurance 11.7%		
CNA Financial	282,900	9,882
Direct Line Insurance (GBP)	445,764	2,533
Enstar (1)	10,839	1,626
Infinity Property & Casualty	36,000	2,899
Loews	187,400	6,773
National Interstate	64,010	1,708
ProAssurance	149,000	7,311
Progressive	314,300	9,630
RSA Insurance Group (GBP)	983,125	6,002
Safety Insurance Group	81,800	4,430
State Auto Financial	326,267	7,442
Third Point Reinsurance (1)	76,700	1,032
White Mountains Insurance Group	3,900	2,914
XL Group	173,100	6,287
		70,469
Title Insurance 3.6%		
Black Knight Financial Services, Class A (1)	81,500	2,653
CoreLogic (1)	175,936	6,550
First American Financial	109,137	4,264
FNF	219,000	7,768
Stewart Information Services	15,100	618
		21,853
Total Insurance		121,336
REAL ESTATE 4.5%		
Real Estate 4.5%		
American Campus Communities, REIT	205,500	7,447
Redwood Trust, REIT	745,300	10,315
Tri Pointe (1)	387,500	5,073

William Lyon Homes (1)	209,800	4,322
Total Real Estate		27,157
Total Common Stocks (Cost $513,268)		585,249
SHORT-TERM INVESTMENTS 3.0%		
Money Market Funds 3.0%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	18,345,853	18,346
Total Short-Term Investments (Cost $18,346)		18,346
SECURITIES LENDING COLLATERAL 2.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.2%		
Money Market Funds 2.2%		
T. Rowe Price Short-Term Reserve Fund, 0.09% (3)(4)	1,330,312	13,303
Total Investments through Securities Lending Program with State Street Bank and Trust Company		13,303
Total Securities Lending Collateral (Cost $13,303)		13,303
Total Investments in Securities		
102.1% of Net Assets (Cost $544,917)		**$ 616,898**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2015 -- total value of such securities at period-end amounts to $13,138. See Note 3.
(3) Seven-day yield
(4) Affiliated Company
CAD Canadian Dollar
CHF Swiss Franc
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Financial Services Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1996. The fund seeks long-term growth of capital and a modest level of income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, the value of loaned securities was $13,138,000; the value of cash collateral and related investments was $13,303,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $544,917,000. Net unrealized gain aggregated $71,979,000 at period-end, of which $103,770,000 related to appreciated investments and $31,791,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015